Divestitures - Narrative (Details) - USD ($)			1 Months Ended	12 Months Ended
	May 31, 2018	Nov. 27, 2015	Feb. 28, 2017	Mar. 31, 2017	Apr. 01, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Separation costs					$ 122,000,000
Spin-off costs					19,000,000
Income from Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Spin-off costs					103,000,000
Affiliated entity | Intellectual Property Matters Agreement | CSRA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Annual net maintenance fee		$ 30,000,000
Annual maintenance fee, term		5 years
Payment for release of obligation			$ 65,000,000
Affiliated entity | Intellectual Property Matters Agreement | CSRA | Revenue
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from related parties				$ 125,000,000	35,000,000
Revenue from related parties previously deferred				$ 20,000,000
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposal					0
Welkin Associates Limited | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount of cash consideration received					34,000,000
Net gain on disposition of business					$ 22,000,000
Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount of cash consideration received	$ 984,000,000
Transaction consideration	1,050,000,000
Debt assumed	$ 66,000,000